UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Argent International  Management Company LLC
Address: 500 West Putnam Avenue
         Greenwich, CT  06830-6086

13F File Number:  028-13142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leo Cheung
Title:     Chief Compliance Officer
Phone:     203-618-3451

Signature, Place, and Date of Signing:

     /s/  Leo Cheung     Greenwich, CT     February 17, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $21,658 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIGROUP CORP                NOTE 2.000% 5/1  03073TAB8      645   735000 PRN      SOLE                   735000        0        0
AMYLIN PHARMACEUTICALS INC     NOTE 3.000% 6/1  032346AF5      574  1210000 PRN      SOLE                  1210000        0        0
ARRIS GROUP INC                NOTE 2.000%11/1  04269QAC4     1015  1516000 PRN      SOLE                  1516000        0        0
CHARMING SHOPPES INC           NOTE 1.125% 5/0  161133AE3      357  1125000 PRN      SOLE                  1125000        0        0
CHATTEM INC                    NOTE 2.000%11/1  162456AP2      605   500000 PRN      SOLE                   500000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.750%11/1  165167BW6      639  1000000 PRN      SOLE                  1000000        0        0
CHESAPEAKE ENERGY CORP         PFD CONV         165167842      382     6390 SH       SOLE                     6390        0        0
CONEXANT SYSTEMS INC           NOTE 4.000% 3/0  207142AH3       18    40000 PRN      SOLE                    40000        0        0
CSG SYS INTL INC               NOTE 2.500% 6/1  126349AB5      328   380000 PRN      SOLE                   380000        0        0
DOLLAR FINL CORP               NOTE 2.875% 6/3  256664AB9      297   630000 PRN      SOLE                   630000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4     1407  1505000 PRN      SOLE                  1505000        0        0
EMMIS COMMUNICATIONS CORP      PFD CV SER A     291525202       42    21775 SH       SOLE                    21775        0        0
EPICOR SOFTWARE CORP           NOTE 2.375% 5/1  29426LAA6      647  1355000 PRN      SOLE                  1355000        0        0
FLEETWOOD ENTERPRISES INC      COM              339099103      136  1358893 SH       SOLE                  1358893        0        0
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2      450   525000 PRN      SOLE                   525000        0        0
HANOVER COMPRESSOR CO          NOTE 4.750% 1/1  410768AE5      909  1415000 PRN      SOLE                  1415000        0        0
ITRON INC                      NOTE 2.500% 8/0  465741AJ5      640   585000 PRN      SOLE                   585000        0        0
KKR FINANCIAL HLDGS LLC        NOTE 7.000% 7/1  48248AAB4      262   970000 PRN      SOLE                   970000        0        0
LAMAR ADVERTISING CO           NOTE 2.875%12/3  512815AH4       84   110000 PRN      SOLE                   110000        0        0
LAWSON SOFTWARE INC NEW        NOTE 2.500% 4/1  52078PAA0      675   860000 PRN      SOLE                   860000        0        0
MERRILL LYNCH & CO INC         NOTE 3/1         590188W46      401   370000 PRN      SOLE                   370000        0        0
OMNICARE INC                   DBCV 3.250%12/1  681904AL2     2276  3925000 PRN      SOLE                  3925000        0        0
OMNICOM GROUP INC              NOTE 2/0         681919AK2     1542  1550000 PRN      SOLE                  1550000        0        0
PANTRY INC                     NOTE 3.000%11/1  698657AL7      457   750000 PRN      SOLE                   750000        0        0
PROTEIN DESIGN LABS INC        NOTE 2.750% 8/1  74369LAD5     2293  2557000 PRN      SOLE                  2557000        0        0
RF MICRODEVICES INC            NOTE 1.000% 4/1  749941AJ9      739  2200000 PRN      SOLE                  2200000        0        0
SCHOOL SPECIALTY INC           SDCV 3.750%11/3  807863AL9      528   790000 PRN      SOLE                   790000        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     1042  1125000 PRN      SOLE                  1125000        0        0
TRICO MARINE SERVICES INC      NOTE 3.000% 1/1  896106AQ4      565  1680000 PRN      SOLE                  1680000        0        0
UAL CORP                       NOTE 4.500% 6/3  902549AH7      198   400000 PRN      SOLE                   400000        0        0
WEST PHARMACEUTICAL SVSC INC   SDCV 4.000% 3/1  955306AA3     1505  2015000 PRN      SOLE                  2015000        0        0